UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime Asset Allocation Funds

(Classes G, G1 and L)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2015 Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

For the annual period ended December 31, 2012, the Great-West SecureFoundation® Lifetime 2015 Fund (Class G shares) returned 11.19%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.50% (composite benchmark return was 11.69%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses).

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,083.00	10,155.04	12,830.00	10,593.00
2010	11,094.67	11,295.19	15,031.63	11,285.78
2011	11,161.23	11,430.08	15,178.94	12,170.59
2012	12,410.18	12,727.42	17,616.68	12,682.97

*For the period November 13, 2009 through December 31, 2009.

**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception
Class G	11.19%	7.06%*
Class G1	11.03%	6.95%*
Class L	10.93%	5.04%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	37.83%
Fixed Interest Contract	4.95%
International Equity	16.04%
Large-Cap Equity	24.47%
Mid-Cap Equity	10.45%
Small-Cap Equity	6.26%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2012)	(12/31/12)	(6/30/12-12/31/12)
Class G
Actual	$1,000.00	$1,058.30	$3.40

Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$3.34

Class G1
Actual	$1,000.00	$1,057.70	$3.91

Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.84

Class L
Actual	$1,000.00	$1,057.80	$4.73

Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.65

*Expenses are equal to the Fund’s annualized expense ratio of 0.66% for the Class G shares, 0.76% for the Class G1 shares and 0.91% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.54%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2020 Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

For the annual period ended December 31, 2012, the Great-West SecureFoundation® Lifetime 2020 Fund (Class G shares) returned 11.34%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.35% (composite benchmark return was 11.69%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses).

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,939.00	10,119.42	10,098.00	10,784.00
2012	11,066.08	11,268.00	11,719.74	11,238.01

*For the period January 31, 2011 through December 31, 2011.

**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (01/31/11)
Class G	11.34%	5.43%
Class G1	11.05%	5.36%
Class L	10.88%	5.28%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	37.85%
Fixed Interest Contract	4.97%
International Equity	16.06%
Large Cap Equity	24.40%
Mid Cap Equity	10.44%
Small Cap Equity	6.28%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class G
Actual	$1,000.00	$1,058.50	$3.40

Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$3.34

Class G1
Actual	$1,000.00	$1,058.30	$3.91

Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.84

Class L
Actual	$1,000.00	$1,056.50	$4.73

Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.65

*Expenses are equal to the Fund’s annualized expense ratio of 0.66% for the Class G shares, 0.76% for the Class G1 shares and 0.91% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.54%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

For the annual period ended December 31, 2012, the Great-West SecureFoundation® Lifetime 2025 Fund (Class G shares) returned 12.11%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.42% (composite benchmark return was 12.53%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses).

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,115.00	12,194.71	12,830.00	10,593.00
2010	11,157.70	13,660.79	15,031.63	11,285.78
2011	11,050.58	13,767.45	15,178.94	12,170.59
2012	12,388.81	15,445.99	17,616.68	12,682.97

*For the period November 13, 2009 through December 31, 2009.

**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization

U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception
Class G	12.11%	7.00%*
Class G1	12.03%	6.94%*
Class L	11.83%	4.52%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	32.68%
Fixed Interest Contract	3.57%
International Equity	18.42%
Large Cap Equity	26.62%
Mid Cap Equity	11.44%
Small Cap Equity	7.27%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class G
Actual	$1,000.00	$1,064.20	$3.51

Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.44

Class G1
Actual	$1,000.00	$1,064.10	$4.02

Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.94

Class L
Actual	$1,000.00	$1,062.20	$4.85

Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.75

*Expenses are equal to the Fund’s annualized expense ratio of 0.67% for the Class G shares, 0.77% for the Class G1 shares and 0.92% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.55%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

For the annual period ended December 31, 2012, the Great-West SecureFoundation® Lifetime 2030 Fund (Class G shares) returned 13.50%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.44% (composite benchmark return was 13.94%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses).

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,624.00	9,915.75	10,098.00	10,784.00
2012	10,923.24	11,271.42	11,719.74	11,238.01

*For the period January 31, 2011 through December 31, 2011.

**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (01/31/11)
Class G	13.50%	4.72%
Class G1	13.39%	4.66%
Class L	13.49%	4.72%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	23.01%
Fixed Interest Contract	1.79%
International Equity	23.06%
Large Cap Equity	30.25%
Mid Cap Equity	13.01%
Small Cap Equity	8.88%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class G
Actual	$1,000.00	$1,072.60	$3.73

Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.64

Class G1
Actual	$1,000.00	$1,072.50	$4.25

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.14

Class L
Actual	$1,000.00	$1,072.50	$4.97

Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.85

*Expenses are equal to the Fund’s annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.95% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S.

equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

For the annual period ended December 31, 2012, the Great-West SecureFoundation® Lifetime 2035 Fund (Class G shares) returned 14.61%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.44% (composite benchmark return was 15.05%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses).

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,115.00	12,550.47	12,830.00	10,593.00
2010	11,264.06	14,219.04	15,031.63	11,285.78
2011	10,914.88	13,936.48	15,178.94	12,170.59
2012	12,509.54	16,007.76	17,616.68	12,682.97

*For the period November 13, 2009 through December 31, 2009.

**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception
Class G	14.61%	7.45%*
Class G1	14.51%	7.39%*
Class L	14.44%	4.54%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	14.86%
Fixed Interest Contract	0.70%

International Equity	27.36%
Large-Cap Equity	32.73%
Mid-Cap Equity	13.98%
Small-Cap Equity	10.37%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class G
Actual	$1,000.00	$1,079.90	$3.74

Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.64

Class G1
Actual	$1,000.00	$1,079.70	$4.26

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.14

Class L
Actual	$1,000.00	$1,079.40	$5.09

Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.95

*Expenses are equal to the Fund’s annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.96% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-

the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

For the annual period ended December 31, 2012, the Great-West SecureFoundation® Lifetime 2040 Fund (Class G shares) returned 15.28%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.39% (composite benchmark return was 15.67%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses).

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,460.00	9,724.29	10,098.00	10,784.00
2012	10,905.49	11,234.68	11,719.74	11,238.01

*For the period January 31, 2011 through December 31, 2011.

**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (01/31/11)
Class G	15.28%	4.62%
Class G1	15.14%	4.54%
Class L	15.31%	4.64%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	10.22%
Fixed Interest Contract	0.20%
International Equity	30.36%
Large Cap Equity	33.43%
Mid Cap Equity	14.31%
Small Cap Equity	11.48%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class G
Actual	$1,000.00	$1,084.70	$3.75

Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.64

Class G1
Actual	$1,000.00	$1,083.60	$4.27

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.14

Class L
Actual	$1,000.00	$1,085.20	$5.11

Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.95

*Expenses are equal to the Fund’s annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.96% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

For the annual period ended December 31, 2012, the Great-West SecureFoundation® Lifetime 2045 Fund (Class G shares) returned 15.59%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.32% (composite benchmark return was 15.91%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses).

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,160.00	12,637.44	12,830.00	10,593.00
2010	11,319.26	14,344.64	15,031.63	11,285.78
2011	10,871.01	13,882.67	15,178.94	12,170.59
2012	12,565.80	16,070.49	17,616.68	12,682.97

*For the period November 13, 2009 through December 31, 2009.

**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception
Class G	15.59%	7.48%*
Class G1	15.46%	7.39%*
Class L	15.49%	4.54%**

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	8.83%
International Equity	32.56%
Large Cap Equity	32.73%
Mid Cap Equity	14.02%
Small Cap Equity	11.86%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class G
Actual	$1,000.00	$1,087.50	$3.76

Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.64

Class G1
Actual	$1,000.00	$1,086.80	$4.28

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.14

Class L
Actual	$1,000.00	$1,087.50	$5.11

Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.95

*Expenses are equal to the Fund’s annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.96% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S.

equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

For the annual period ended December 31, 2012, the Great-West SecureFoundation® Lifetime 2050 Fund (Class G shares) returned 15.67%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.33% (composite benchmark return was 16.00%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses).

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,393.00	9,642.76	10,098.00	10,784.00
2012	10,864.88	11,172.26	11,719.74	11,238.01

*For the period January 31, 2011 through December 31, 2011.

**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (01/31/11)
Class G	15.67%	4.42%
Class G1	15.62%	4.33%
Class L	15.61%	4.39%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	8.11%
International Equity	34.11%
Large Cap Equity	31.84%
Mid Cap Equity	13.62%
Small Cap Equity	12.32%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class G
Actual	$1,000.00	$1,089.40	$3.76

Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.64

Class G1
Actual	$1,000.00	$1,087.70	$4.28

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.14

Class L
Actual	$1,000.00	$1,088.80	$5.12

Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.95

*Expenses are equal to the Fund’s annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.96% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

For the annual period ended December 31, 2012, the Great-West SecureFoundation® Lifetime 2055 Fund (Class G shares) returned 15.73%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.34% (composite benchmark return was 16.07%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses).

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,148.00	12,661.78	12,830.00	10,593.00
2010	11,286.61	14,358.18	15,031.63	11,285.78
2011	10,787.74	13,800.93	15,178.94	12,170.59
2012	12,484.65	15,996.68	17,616.68	12,682.97

*For the period November 13, 2009 through December 31, 2009.

**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization

U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception
Class G	15.73%	7.26%*
Class G1	15.63%	7.17%*
Class L	15.78%	4.32%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Portfolio Investments
Bond	7.98%
International Equity	35.94%
Large Cap Equity	30.46%
Mid Cap Equity	13.08%
Small Cap Equity	12.54%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/30/2012)	Ending Account Value (12/31/12)	Expenses Paid During Period* (6/30/12-12/31/12)
Class G
Actual	$1,000.00	$1,089.60	$3.66

Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.54
Class G1
Actual	$1,000.00	$1,088.90	$4.18

Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$4.04
Class L
Actual	$1,000.00	$1,090.20	$3.66

Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.54

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Class G shares, 0.80% for the Class G1 shares and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Funds annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
1,506,438	Great-West Bond Index Fund Initial Class(a)	$	20,954,558

TOTAL BOND MUTUAL FUNDS — 37.84% (Cost $20,732,178)		$	20,954,558

EQUITY MUTUAL FUNDS
795,502	Great-West International Index Fund Initial Class(a)		7,660,682
1,062,970	Great-West S&P 500® Index Fund Initial Class(a)		13,552,867
527,706	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		5,788,935
359,153	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		3,469,419

Shares			Value

Equity Mutual Funds — (continued)
102,850	Northern Emerging Markets Equity Index Fund	$	1,220,831

TOTAL EQUITY MUTUAL FUNDS — 57.23% (Cost $29,831,574)		$	31,692,734

Account Balance

FIXED INTEREST CONTRACT
2,743,320(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		2,743,320

TOTAL FIXED INTEREST CONTRACT — 4.95% (Cost $2,743,320)		$	2,743,320

TOTAL INVESTMENTS — 100.02% (Cost $53,307,072)		$	55,390,612

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(9,808)

TOTAL NET ASSETS — 100.00%		$	55,380,804

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
142,241	Great-West Bond Index Fund Initial Class(a)	$	1,978,570

TOTAL BOND MUTUAL FUNDS — 37.85% (Cost $1,991,184)		$	1,978,570

EQUITY MUTUAL FUNDS
75,124	Great-West International Index Fund Initial Class(a)		723,439
100,049	Great-West S&P 500® Index Fund Initial Class(a)		1,275,628
49,751	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		545,766
34,014	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		328,580

Shares			Value

Equity Mutual Funds — (continued)
9,769	Northern Emerging Markets Equity Index Fund	$	115,956

TOTAL EQUITY MUTUAL FUNDS — 57.19% (Cost $2,909,856)		$	2,989,369

Account Balance

FIXED INTEREST CONTRACT
259,791(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		259,791

TOTAL FIXED INTEREST CONTRACT — 4.97% (Cost $259,791)		$	259,791

TOTAL INVESTMENTS — 100.01% (Cost $5,160,831)		$	5,227,730

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(758)

TOTAL NET ASSETS — 100.00%		$	5,226,972

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
1,040,999	Great-West Bond Index Fund Initial Class(a)	$	14,480,289

TOTAL BOND MUTUAL FUNDS — 32.69% (Cost $14,343,853)		$	14,480,289

EQUITY MUTUAL FUNDS
718,387	Great-West International Index Fund Initial Class(a)		6,918,063
925,174	Great-West S&P 500® Index Fund Initial Class(a)		11,795,972
461,849	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		5,066,479
333,291	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		3,219,596

Shares			Value

Equity Mutual Funds — (continued)
104,681	Northern Emerging Markets Equity Index Fund	$	1,242,567

TOTAL EQUITY MUTUAL FUNDS — 63.76% (Cost $26,823,040)		$	28,242,677

Account Balance

FIXED INTEREST CONTRACT
1,582,405(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		1,582,405

TOTAL FIXED INTEREST CONTRACT — 3.57% (Cost $1,582,405)		$	1,582,405

TOTAL INVESTMENTS — 100.02% (Cost $42,749,298)		$	44,305,371

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(7,952)

TOTAL NET ASSETS — 100.00%		$	44,297,419

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
76,967	Great-West Bond Index Fund Initial Class(a)	$	1,070,602

TOTAL BOND MUTUAL FUNDS — 23.01% (Cost $1,075,191)		$	1,070,602

EQUITY MUTUAL FUNDS
91,880	Great-West International Index Fund Initial Class(a)		884,800
110,376	Great-West S&P 500® Index Fund Initial Class(a)		1,407,299
55,196	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		605,503
42,772	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		413,177

Shares			Value

Equity Mutual Funds — (continued)
15,824	Northern Emerging Markets Equity Index Fund	$	187,831

TOTAL EQUITY MUTUAL FUNDS — 75.21% (Cost $3,369,292)		$	3,498,610

Account Balance

FIXED INTEREST CONTRACT
83,345(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		83,345

TOTAL FIXED INTEREST CONTRACT — 1.79% (Cost $83,345)		$	83,345

TOTAL INVESTMENTS — 100.01% (Cost $4,527,828)		$	4,652,557

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(649)

TOTAL NET ASSETS — 100.00%		$	4,651,908

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
273,320	Great-West Bond Index Fund Initial Class(a)	$	3,801,888

TOTAL BOND MUTUAL FUNDS — 14.86% (Cost $3,766,238)		$	3,801,888

EQUITY MUTUAL FUNDS
581,759	Great-West International Index Fund Initial Class(a)		5,602,338
656,800	Great-West S&P 500® Index Fund Initial Class(a)		8,374,196
326,194	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		3,578,350
274,608	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		2,652,713

Shares			Value

Equity Mutual Funds — (continued)
117,820	Northern Emerging Markets Equity Index Fund	$	1,398,525

TOTAL EQUITY MUTUAL FUNDS — 84.46% (Cost $20,640,035)		$	21,606,122

Account Balance

FIXED INTEREST CONTRACT
178,538(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		178,538

TOTAL FIXED INTEREST CONTRACT — 0.70% (Cost $178,538)		$	178,538

TOTAL INVESTMENTS — 100.02% (Cost $24,584,811)		$	25,586,548

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(4,570)

TOTAL NET ASSETS — 100.00%		$	25,581,978

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
17,310	Great-West Bond Index Fund Initial Class(a)	$	240,780

TOTAL BOND MUTUAL FUNDS — 10.22% (Cost $241,694)		$	240,780

EQUITY MUTUAL FUNDS
58,034	Great-West International Index Fund Initial Class(a)		558,870
61,783	Great-West S&P 500® Index Fund Initial Class(a)		787,732
30,751	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		337,342
27,997	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		270,448

Shares			Value

Equity Mutual Funds — (continued)
13,192	Northern Emerging Markets Equity Index Fund	$	156,585

TOTAL EQUITY MUTUAL FUNDS — 89.60% (Cost $2,000,386)		$	2,110,977

Account Balance			Value

FIXED INTEREST CONTRACT
4,643(b)	Great-West Life & Annuity Contract(a) 1.70%(c)		4,643

TOTAL FIXED INTEREST CONTRACT — 0.20% (Cost $4,643)		$	4,643

TOTAL INVESTMENTS — 100.02% (Cost $2,246,723)		$	2,356,400

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(401)

TOTAL NET ASSETS — 100.00%		$	2,355,999

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
81,533	Great-West Bond Index Fund Initial Class(a)	$	1,134,129

TOTAL BOND MUTUAL FUNDS — 8.84% (Cost $1,121,513)		$	1,134,129

EQUITY MUTUAL FUNDS
328,432	Great-West International Index Fund Initial Class(a)		3,162,803
329,490	Great-West S&P 500® Index Fund Initial Class(a)		4,200,996
164,022	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		1,799,315

Shares			Value

Equity Mutual Funds — (continued)
157,661	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	1,523,009
85,679	Northern Emerging Markets Equity Index Fund		1,017,009

TOTAL EQUITY MUTUAL FUNDS — 91.18% (Cost $11,217,714)		$	11,703,132

TOTAL INVESTMENTS — 100.02% (Cost $12,339,227)		$	12,837,261

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(2,144)

TOTAL NET ASSETS — 100.00%		$	12,835,117

(a)	Issuer is considered an affiliate of the Fund.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
2,092	Great-West Bond Index Fund Initial Class(a)	$	29,105

TOTAL BOND MUTUAL FUNDS — 8.11% (Cost $29,241)		$	29,105

EQUITY MUTUAL FUNDS
9,364	Great-West International Index Fund Initial Class(a)		90,170
8,964	Great-West S&P 500® Index Fund Initial Class(a)		114,287
4,456	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		48,884

Shares			Value

Equity Mutual Funds — (continued)
4,576	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	44,207
2,718	Northern Emerging Markets Equity Index Fund		32,264

TOTAL EQUITY MUTUAL FUNDS — 91.91% (Cost $312,085)		$	329,812

TOTAL INVESTMENTS — 100.02% (Cost $341,326)		$	358,917

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(57)

TOTAL NET ASSETS — 100.00%		$	358,860

(a)	Issuer is considered an affiliate of the Fund.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

BOND MUTUAL FUNDS
8,008	Great-West Bond Index Fund Initial Class(a)	$	111,391

TOTAL BOND MUTUAL FUNDS — 7.98% (Cost $111,704)		$	111,391

EQUITY MUTUAL FUNDS
37,079	Great-West International Index Fund Initial Class(a)		357,069
33,369	Great-West S&P 500® Index Fund Initial Class(a)		425,459
16,660	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		182,764

Shares			Value

Equity Mutual Funds — (continued)
18,131	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	175,145
12,214	Northern Emerging Markets Equity Index Fund		144,978

TOTAL EQUITY MUTUAL FUNDS — 92.04% (Cost $1,206,973)		$	1,285,415

TOTAL INVESTMENTS — 100.02% (Cost $1,318,677)		$	1,396,806

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(228)

TOTAL NET ASSETS — 100.00%		$	1,396,578

(a)	Issuer is considered an affiliate of the Fund.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

ASSETS:
Investments at fair value, affiliated(a)	$54,169,781	$5,111,774	$43,062,804
Investments at fair value, unaffiliated(b)	1,220,831	115,956	1,242,567
Subscriptions receivable	225,536	2,877	25,637
Receivable for investments sold	17,702	–	–

Total Assets	55,633,850	5,230,607	44,331,008

LIABILITIES:
Payable to investment adviser	5,420	438	4,454
Redemptions payable	41,142	–	–
Payable for investments purchased	202,096	2,877	25,637
Payable for distribution fees	4,388	320	3,498

Total Liabilities	253,046	3,635	33,589

NET ASSETS	$55,380,804	$5,226,972	$44,297,419

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$517,505	$49,437	$412,031
Paid-in capital in excess of par	53,171,635	5,097,308	42,487,084
Net unrealized appreciation on investments	2,083,540	66,899	1,556,073
Undistributed net investment income	–	–	195
Accumulated net realized gain (loss) on investments	(391,876)	13,328	(157,964)

TOTAL NET ASSETS
Class G	$4,965,269	$1,666,597	$2,723,325

Class G1	$48,054,188	$3,277,613	$41,376,239

Class L	$2,361,347	$282,762	$197,855

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	465,240	157,529	254,281
Class G1	4,468,921	310,170	3,845,821
Class L	240,893	26,668	20,206

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.67	$10.58	$10.71

Class G1	$10.75	$10.57	$10.76

Class L	$9.80	$10.60	$9.79

(a) Cost of investments, affiliated	$52,149,536	$5,049,968	$41,555,417
(b) Cost of investments, unaffiliated	$1,157,536	$110,863	$1,193,881

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

ASSETS:
Investments at fair value, affiliated(a)	$4,464,726	$24,188,023	$2,199,815
Investments at fair value, unaffiliated(b)	187,831	1,398,525	156,585
Subscriptions receivable	3,796	22,623	2,074

Total Assets	4,656,353	25,609,171	2,358,474

LIABILITIES:
Payable to investment adviser	365	2,559	224
Payable for investments purchased	3,796	22,623	2,075
Payable for distribution fees	284	2,011	176

Total Liabilities	4,445	27,193	2,475

NET ASSETS	$4,651,908	$25,581,978	$2,355,999

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$43,998	$236,897	$22,474
Paid-in capital in excess of par	4,459,397	24,429,260	2,192,106
Net unrealized appreciation on investments	124,729	1,001,737	109,677
Accumulated net realized gain (loss) on investments	23,784	(85,916)	31,742

TOTAL NET ASSETS
Class G	$1,353,779	$1,455,335	$107,854

Class G1	$3,194,508	$24,081,908	$2,234,513

Class L	$103,621	$44,735	$13,632

CAPITAL STOCK:
Authorized
Class G	33,000,000	75,000,000	33,000,000
Class G1	33,000,000	75,000,000	33,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	128,077	135,248	10,265
Class G1	302,139	2,229,102	213,183
Class L	9,764	4,617	1,292

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.57	$10.76	$10.51

Class G1	$10.57	$10.80	$10.48

Class L	$10.61	$9.69	$10.55

(a) Cost of investments, affiliated	$4,349,060	$23,217,431	$2,100,365
(b) Cost of investments, unaffiliated	$178,768	$1,367,380	$146,358

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund

ASSETS:
Investments at fair value, affiliated(a)	$11,820,252	$326,653	$1,251,828
Investments at fair value, unaffiliated(b)	1,017,009	32,264	144,978
Subscriptions receivable	10,169	663	2,706
Receivable for investments sold	–	177	–

Total Assets	12,847,430	359,757	1,399,512

LIABILITIES:
Payable to investment adviser	1,278	33	138
Redemptions payable	–	715	29
Payable for investments purchased	10,169	125	2,677
Payable for distribution fees	866	24	90

Total Liabilities	12,313	897	2,934

NET ASSETS	$12,835,117	$358,860	$1,396,578

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$118,871	$3,455	$12,991
Paid-in capital in excess of par	12,218,674	336,155	1,311,136
Net unrealized appreciation on investments	498,034	17,591	78,129
Accumulated net realized gain (loss) on investments	(462)	1,659	(5,678)

TOTAL NET ASSETS
Class G	$2,357,100	$47,438	$274,498

Class G1	$10,464,406	$297,843	$1,108,520

Class L	$13,611	$13,579	$13,560

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	218,539	4,558	25,480
Class G1	968,764	28,690	103,023
Class L	1,410	1,302	1,402

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.79	$10.41	$10.77

Class G1	$10.80	$10.38	$10.76

Class L	$9.65	$10.43	$9.67

(a) Cost of investments, affiliated	$11,339,308	$311,277	$1,184,413
(b) Cost of investments, unaffiliated	$999,919	$30,049	$134,264

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

INVESTMENT INCOME:
Interest, affiliated	$44,515	$2,540	$24,812
Dividends, affiliated	959,666	68,066	782,224
Dividends, unaffiliated	27,104	2,138	27,750

Total Income	1,031,285	72,744	834,786

EXPENSES:
Management fees	58,882	3,390	49,789
Distribution fees - Class G1	43,821	2,045	38,888
Distribution fees - Class L	3,199	708	329

Total Expenses	105,902	6,143	89,006

Less amount waived by distributor - Class L	34	33	32

Net Expenses	105,868	6,110	88,974

NET INVESTMENT INCOME	925,417	66,634	745,812

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	59,038	52,139	131,081
Net realized loss on investments, unaffiliated	(54,089)	(256)	(47,247)
Realized gain distributions received, affiliated	436,289	34,143	362,745

Net realized gain	441,238	86,026	446,579

Net change in unrealized appreciation on investments	3,745,389	73,496	3,331,696

Net Realized and Unrealized Gain on Investments	4,186,627	159,522	3,778,275

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,112,044	$226,156	$4,524,087

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

INVESTMENT INCOME:
Interest, affiliated	$649	$2,617	$42
Dividends, affiliated	51,938	417,648	32,774
Dividends, unaffiliated	3,125	30,760	3,516

Total Income	55,712	451,025	36,332

EXPENSES:
Management fees	2,652	28,049	1,793
Distribution fees - Class G1	1,994	22,065	1,454
Distribution fees - Class L	91	76	32

Total Expenses	4,737	50,190	3,279

Less amount waived by distributor - Class G1	4	–	13
Less amount waived by distributor - Class L	32	32	32

Net Expenses	4,701	50,158	3,234

NET INVESTMENT INCOME	51,011	400,867	33,098

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	11,056	(14,251)	21,336
Net realized gain (loss) on investments, unaffiliated	396	(29,008)	1,086
Realized gain distributions received, affiliated	28,559	217,062	18,472

Net realized gain	40,011	173,803	40,894

Net change in unrealized appreciation on investments	130,575	2,501,869	109,861

Net Realized and Unrealized Gain on Investments	170,586	2,675,672	150,755

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$221,597	$3,076,539	$183,853

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund

INVESTMENT INCOME:
Dividends, affiliated	$198,774	$4,766	$20,543
Dividends, unaffiliated	22,455	666	3,189

Total Income	221,229	5,432	23,732

EXPENSES:
Management fees	13,554	264	1,198
Distribution fees - Class G1	9,176	191	775
Distribution fees - Class L	32	32	–

Total Expenses	22,762	487	1,973

Less amount waived by distributor - Class G1	–	13	–
Less amount waived by distributor - Class L	32	32	–

Net Expenses	22,730	442	1,973

NET INVESTMENT INCOME	198,499	4,990	21,759

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	8,239	1,522	(3,865)
Net realized loss on investments, unaffiliated	(22,031)	(302)	(3,204)
Realized gain distributions received, affiliated	108,049	2,728	11,402

Net realized gain	94,257	3,948	4,333

Net change in unrealized appreciation on investments	1,299,256	20,558	117,497

Net Realized and Unrealized Gain on Investments	1,393,513	24,506	121,830

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,592,012	$29,496	$143,589

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West SecureFoundation® Lifetime 2015 Fund

OPERATIONS:
Net investment income	$925,417	$726,176
Net realized gain	441,238	1,828,979
Net change in unrealized appreciation (depreciation)	3,745,389	(2,638,440)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,112,044	(83,285)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(90,279)	(152,137)
Class G1	(817,141)	(2,516,769)
Class L	(40,387)	(30,353)

From net investment income	(947,807)	(2,699,259)

From net realized gains
Class G	(52,957)	(21,371)
Class G1	(522,074)	(343,817)
Class L	(22,880)	(249)

From net realized gains	(597,911)	(365,437)

Total Distributions	(1,545,718)	(3,064,696)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	2,466,085	2,759,257
Class G1	12,849,689	40,189,785
Class L	2,019,513	436,638
Shares issued in reinvestment of distributions
Class G	143,236	173,507
Class G1	1,339,216	2,860,587
Class L	63,266	30,602
Shares redeemed
Class G	(692,019)	(833,462)
Class G1	(13,543,880)	(23,258,129)
Class L	(190,912)	(1,871)

Net Increase in Net Assets Resulting from Capital Share Transactions	4,454,194	22,356,914

Total Increase in Net Assets	8,020,520	19,208,933

NET ASSETS:
Beginning of year	47,360,284	28,151,351

End of year	$55,380,804	$47,360,284

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	234,882	258,604
Class G1	1,207,587	3,743,461
Class L	207,338	43,202
Shares issued in reinvestment of distributions
Class G	13,621	17,408
Class G1	126,442	284,829
Class L	6,529	3,344
Shares redeemed
Class G	(66,637)	(78,433)
Class G1	(1,293,030)	(2,154,690)
Class L	(19,327)	(193)

Net Increase	417,405	2,117,532

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund

OPERATIONS:
Net investment income	$66,634	$8,473
Net realized gain (loss)	86,026	(2,276)
Net change in unrealized appreciation (depreciation)	73,496	(6,598)

Net Increase (Decrease) in Net Assets Resulting from Operations	226,156	(401)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(42,876)	(282)
Class G1	(81,304)	(5,657)
Class L	(6,415)	(2,754)

From net investment income	(130,595)	(8,693)

From net realized gains
Class G	(1,651)	–
Class G1	(4,126)	(10)
Class L	(448)	(5)

From net realized gains	(6,225)	(15)

Total Distributions	(136,820)	(8,708)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,820,638	184,374
Class G1	4,444,555	842,533
Class L	220,964	269,406
Shares issued in reinvestment of distributions
Class G	44,527	283
Class G1	85,430	5,667
Class L	6,863	2,758
Shares redeemed
Class G	(228,133)	(151,352)
Class G1	(1,889,401)	(274,300)
Class L	(236,995)	(1,072)

Net Increase in Net Assets Resulting from Capital Share Transactions	4,268,448	878,297

Total Increase in Net Assets	4,357,784	869,188

NET ASSETS:
Beginning of year	869,188	—

End of year	$5,226,972	$869,188

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	172,265	18,811
Class G1	425,315	86,266
Class L	20,806	27,200
Shares issued in reinvestment of distributions
Class G	4,256	29
Class G1	8,192	578
Class L	658	281
Shares redeemed
Class G	(22,050)	(15,782)
Class G1	(181,623)	(28,558)
Class L	(22,169)	(108)

Net Increase	405,650	88,717

(a)	The Fund’s inception date was January 31, 2011.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West SecureFoundation® Lifetime 2025 Fund

OPERATIONS:
Net investment income	$745,812	$544,150
Net realized gain	446,579	1,489,370
Net change in unrealized appreciation (depreciation)	3,331,696	(2,732,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,524,087	(698,806)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(48,972)	(113,958)
Class G1	(694,614)	(2,010,304)
Class L	(2,031)	(9,256)

From net investment income	(745,617)	(2,133,518)

From net realized gains
Class G	(28,052)	(12,068)
Class G1	(436,009)	(199,475)
Class L	(1,447)	(15)

From net realized gains	(465,508)	(211,558)

Total Distributions	(1,211,125)	(2,345,076)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	745,603	1,232,733
Class G1	9,420,934	31,469,883
Class L	77,375	132,390
Shares issued in reinvestment of distributions
Class G	77,024	126,026
Class G1	1,130,623	2,209,780
Class L	3,478	9,270
Shares redeemed
Class G	(520,980)	(449,411)
Class G1	(6,446,951)	(13,460,851)
Class L	(26,278)	–

Net Increase in Net Assets Resulting from Capital Share Transactions	4,460,828	21,269,820

Total Increase in Net Assets	7,773,790	18,225,938

NET ASSETS:
Beginning of year	36,523,629	18,297,691

End of year (a)	$44,297,419	$36,523,629

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	71,180	117,368
Class G1	893,710	2,908,033
Class L	7,977	13,599
Shares issued in reinvestment of distributions
Class G	7,318	12,719
Class G1	106,878	222,231
Class L	361	1,027
Shares redeemed
Class G	(50,530)	(41,477)
Class G1	(612,685)	(1,243,276)
Class L	(2,758)	–

Net Increase	421,451	1,990,224

(a) Including undistributed net investment income:	$195	$0

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund

OPERATIONS:
Net investment income	$51,011	$8,722
Net realized gain	40,011	3,789
Net change in unrealized appreciation (depreciation)	130,575	(5,846)

Net Increase in Net Assets Resulting from Operations	221,597	6,665

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(19,511)	(275)
Class G1	(42,232)	(8,677)
Class L	(1,401)	(108)

From net investment income	(63,144)	(9,060)

From net realized gains
Class G	(1,321)	(1)
Class G1	(6,103)	(17)
Class L	(103)	–

From net realized gains	(7,527)	(18)

Total Distributions	(70,671)	(9,078)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,397,365	30,189
Class G1	2,189,624	869,338
Class L	103,429	12,500
Shares issued in reinvestment of distributions
Class G	20,832	276
Class G1	48,335	8,694
Class L	1,504	108
Shares redeemed
Class G	(89,047)	(423)
Class G1	(74,304)	(25)
Class L	(15,000)	–

Net Increase in Net Assets Resulting from Capital Share Transactions	3,582,738	920,657

Total Increase in Net Assets	3,733,664	918,244

NET ASSETS:
Beginning of year	918,244	—

End of year	$4,651,908	$918,244

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	132,337	3,081
Class G1	212,338	91,488
Class L	9,785	1,250
Shares issued in reinvestment of distributions
Class G	1,997	29
Class G1	4,677	914
Class L	144	11
Shares redeemed
Class G	(9,323)	(44)
Class G1	(7,275)	(3)
Class L	(1,426)	–

Net Increase	343,254	96,726

(a)	The Fund’s inception date was January 31, 2011.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West SecureFoundation® Lifetime 2035 Fund

OPERATIONS:
Net investment income	$400,867	$286,721
Net realized gain	173,803	1,117,718
Net change in unrealized appreciation (depreciation)	2,501,869	(2,184,018)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,076,539	(779,579)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(24,238)	(77,749)
Class G1	(375,859)	(1,351,690)
Class L	(797)	(1,008)

From net investment income	(400,894)	(1,430,447)

From net realized gains
Class G	(11,787)	(5,283)
Class G1	(200,653)	(87,760)
Class L	(420)	(5)

From net realized gains	(212,860)	(93,048)

Total Distributions	(613,754)	(1,523,495)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	368,115	272,074
Class G1	4,759,658	20,297,243
Class L	31,048	12,500
Shares issued in reinvestment of distributions
Class G	36,025	83,032
Class G1	576,512	1,439,449
Class L	1,217	1,013
Shares redeemed
Class G	(139,035)	(25,890)
Class G1	(3,293,045)	(8,452,755)
Class L	(2,802)	–

Net Increase in Net Assets Resulting from Capital Share Transactions	2,337,693	13,626,666

Total Increase in Net Assets	4,800,478	11,323,592

NET ASSETS:
Beginning of year	20,781,500	9,457,908

End of year	$25,581,978	$20,781,500

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	35,076	25,786
Class G1	454,735	1,861,191
Class L	3,438	1,250
Shares issued in reinvestment of distributions
Class G	3,423	8,559
Class G1	54,527	147,843
Class L	129	115
Shares redeemed
Class G	(13,116)	(2,539)
Class G1	(318,475)	(765,889)
Class L	(315)	–

Net Increase	219,422	1,276,316

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund

OPERATIONS:
Net investment income	$33,098	$10,565
Net realized gain	40,894	4,931
Net change in unrealized appreciation (depreciation)	109,861	(186)

Net Increase in Net Assets Resulting from Operations	183,853	15,310

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(1,802)	(139)
Class G1	(35,053)	(10,705)
Class L	(217)	(139)

From net investment income	(37,072)	(10,983)

From net realized gains
Class G	(300)	–
Class G1	(9,300)	(22)
Class L	(68)	–

From net realized gains	(9,668)	(22)

Total Distributions	(46,740)	(11,005)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	196,976	12,766
Class G1	1,285,161	840,988
Class L	–	12,500
Shares issued in reinvestment of distributions
Class G	2,102	139
Class G1	44,353	10,727
Class L	285	139
Shares redeemed
Class G	(107,032)	(271)
Class G1	(84,236)	(16)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,337,609	876,972

Total Increase in Net Assets	1,474,722	881,277

NET ASSETS:
Beginning of year	881,277	—

End of year	$2,355,999	$881,277

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	18,830	1,280
Class G1	124,847	91,016
Class L	–	1,250
Shares issued in reinvestment of distributions
Class G	203	15
Class G1	4,322	1,151
Class L	27	15
Shares redeemed
Class G	(10,033)	(30)
Class G1	(8,151)	(2)

Net Increase	130,045	94,695

(a)	The Fund’s inception date was January 31, 2011.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West SecureFoundation® Lifetime 2045 Fund

OPERATIONS:
Net investment income	$198,499	$136,536
Net realized gain	94,257	612,768
Net change in unrealized appreciation (depreciation)	1,299,256	(1,178,549)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,592,012	(429,245)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(38,492)	(130,540)
Class G1	(159,787)	(564,954)
Class L	(248)	(1,009)

From net investment income	(198,527)	(696,503)

From net realized gains
Class G	(24,846)	(9,469)
Class G1	(107,434)	(37,669)
Class L	(161)	(6)

From net realized gains	(132,441)	(47,144)

Total Distributions	(330,968)	(743,647)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	516,070	308,718
Class G1	2,596,073	8,521,422
Class L	–	12,500
Shares issued in reinvestment of distributions
Class G	63,338	140,009
Class G1	267,220	602,623
Class L	410	1,015
Shares redeemed
Class G	(244,790)	(89,475)
Class G1	(1,405,929)	(2,803,664)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,792,392	6,693,148

Total Increase in Net Assets	3,053,436	5,520,256

NET ASSETS:
Beginning of year	9,781,681	4,261,425

End of year	$12,835,117	$9,781,681

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	49,841	29,119
Class G1	248,485	777,266
Class L	–	1,250
Shares issued in reinvestment of distributions
Class G	6,001	14,481
Class G1	25,249	62,321
Class L	43	117
Shares redeemed
Class G	(23,178)	(7,955)
Class G1	(135,586)	(250,963)

Net Increase	170,855	625,636

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund

OPERATIONS:
Net investment income	$4,990	$1,329
Net realized gain	3,948	812
Net change in unrealized appreciation (depreciation)	20,558	(2,967)

Net Increase (Decrease) in Net Assets Resulting from Operations	29,496	(826)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(742)	(204)
Class G1	(4,409)	(1,340)
Class L	(204)	(204)

From net investment income	(5,355)	(1,748)

From net realized gains
Class G	(268)	(2)
Class G1	(1,935)	(16)
Class L	(94)	(2)

From net realized gains	(2,297)	(20)

Total Distributions	(7,652)	(1,768)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	33,215	12,766
Class G1	243,554	73,917
Class L	–	12,500
Shares issued in reinvestment of distributions
Class G	1,010	206
Class G1	6,344	1,356
Class L	298	206
Shares redeemed
Class G	(197)	(273)
Class G1	(45,282)	(10)

Net Increase in Net Assets Resulting from Capital Share Transactions	238,942	100,668

Total Increase in Net Assets	260,786	98,074

NET ASSETS:
Beginning of year	98,074	—

End of year	$358,860	$98,074

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	3,206	1,280
Class G1	24,399	7,967
Class L	–	1,250
Shares issued in reinvestment of distributions
Class G	99	22
Class G1	624	147
Class L	30	22
Shares redeemed
Class G	(19)	(30)
Class G1	(4,446)	(1)

Net Increase	23,893	10,657

(a)	The Fund’s inception date was January 31, 2011.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West SecureFoundation® Lifetime 2055 Fund

OPERATIONS:
Net investment income	$21,759	$6,446
Net realized gain	4,333	26,852
Net change in unrealized appreciation (depreciation)	117,497	(55,428)

Net Increase (Decrease) in Net Assets Resulting from Operations	143,589	(22,130)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(4,434)	(3,400)
Class G1	(17,087)	(30,394)
Class L	(242)	(1,015)

From net investment income	(21,763)	(34,809)

From net realized gains
Class G	(1,359)	(47)
Class G1	(5,595)	(553)
Class L	(79)	–

From net realized gains	(7,033)	(600)

Total Distributions	(28,796)	(35,409)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	280,515	22,942
Class G1	713,007	470,738
Class L	–	12,500
Shares issued in reinvestment of distributions
Class G	5,793	3,447
Class G1	22,682	30,947
Class L	321	1,015
Shares redeemed
Class G	(68,029)	(828)
Class G1	(127,317)	(265,580)

Net Increase in Net Assets Resulting from Capital Share Transactions	826,972	275,181

Total Increase in Net Assets	941,765	217,642

NET ASSETS:
Beginning of year	454,813	237,171

End of year	$1,396,578	$454,813

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	26,852	2,229
Class G1	71,126	43,010
Class L	–	1,250
Shares issued in reinvestment of distributions
Class G	550	360
Class G1	2,159	3,236
Class L	34	118
Shares redeemed
Class G	(6,533)	(81)
Class G1	(12,233)	(24,095)

Net Increase	81,955	26,027

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$9.90		$10.61	$9.97	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.73	0.21	0.11
Capital gain distributions received	0.10	(b)	0.04	0.04	0.02
Net realized and unrealized gain (loss)	0.78		(0.71)	0.73	(0.05)

Total From Investment Operations	1.10		0.06	0.98	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.68)	(0.26)	(0.11)
From net realized gains	(0.12)		(0.09)	(0.08)	–

Total Distributions	(0.33)		(0.77)	(0.34)	(0.11)

NET ASSET VALUE, END OF YEAR	$10.67		$9.90	$10.61	$9.97

TOTAL RETURN(c) (e)	11.19%		0.60%	10.03%	0.83%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$4,965		$2,805	$910	$13
Ratio of expenses to average net assets(f)	0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets	2.08%		2.13%	5.18%	8.63%	(g)
Portfolio turnover rate(h)	32%		86%	96%	1%	(d)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$9.97		$10.66	$9.97		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(b)	0.66	0.20		0.11
Capital gain distributions received	0.09	(b)	0.04	0.04		0.02
Net realized and unrealized gain (loss)	0.80		(0.64)	0.73		(0.05)

Total From Investment Operations	1.09		0.06	0.97		0.08

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.66)	(0.20)		(0.11)
From net realized gains	(0.12)		(0.09)	(0.08)		–

Total distributions	(0.31)		(0.75)	(0.28)		(0.11)

NET ASSET VALUE, END OF YEAR	$10.75		$9.97	$10.66		$9.97

TOTAL RETURN(c) (f)	11.03%		0.58%	9.87%	(d)	0.83%	(e) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$48,054		$44,131	$27,241		$13
Ratio of expenses to average net assets(g)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(h)
After waiver	N/A		N/A	0.22%		0.12%	(h)
Ratio of net investment income to average net assets	1.85%		1.88%
Before waiver	N/A		N/A	3.88%		8.55%	(h)
After waiver	N/A		N/A	3.88%		8.63%	(h)
Portfolio turnover rate(i)	32%		86%	96%		1%	(e)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.14		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23	(b)	0.76
Capital gain distributions received	0.13	(b)	0.04
Net realized and unrealized gain (loss)	0.63		(0.89)

Total From Investment Operations	0.99		(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.76)
From net realized gains	(0.12)		(0.01)

Total Distributions	(0.33)		(0.77)

NET ASSET VALUE, END OF YEAR	$9.80		$9.14

TOTAL RETURN(c) (e) (f)	10.93%		(0.94%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$2,361		$424
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%	(h)
After waiver	0.37%		0.36%	(h)
Ratio of net investment income to average net assets
Before waiver	2.34%		2.21%	(h)
After waiver	2.34%		2.22%	(h)
Portfolio turnover rate(i)	32%		86%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$9.81		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(b)	0.13
Capital gain distributions received	0.14	(b)	0.04
Net realized and unrealized gain (loss)	0.71		(0.23)

Total From Investment Operations	1.11		(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.13)
From net realized gains	(0.02)		–

Total Distributions	(0.34)		(0.13)

NET ASSET VALUE, END OF YEAR	$10.58		$9.81

TOTAL RETURN(c) (e)	11.34%		(0.61%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$1,667		$30
Ratio of expenses to average net assets(f)	0.12%		0.12%	(g)
Ratio of net investment income to average net assets	2.48%		2.46%	(g)
Portfolio turnover rate(h)	84%		234%	(d)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$9.80		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.25	(b)	0.15
Capital gain distributions received	0.13	(b)	0.04
Net realized and unrealized gain (loss)	0.70		(0.24)

Total From Investment Operations	1.08		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.15)
From net realized gains	(0.02)		–

Total distributions	(0.31)		(0.15)

NET ASSET VALUE, END OF YEAR	$10.57		$9.80

TOTAL RETURN(c) (f)	11.05%		(0.47%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$3,278		$571
Ratio of expenses to average net assets(g)	0.22%
Before waiver	N/A		0.22%	(h)
After waiver	N/A		0.22%	(h)
Ratio of net investment income to average net assets	2.41%
Before waiver	N/A		5.08%	(h)
After waiver	N/A		5.08%	(h)
Portfolio turnover rate(i)	84%		234%	(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.80		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(b)	0.15
Capital gain distributions received	0.08	(b)	0.04
Net realized and unrealized gain (loss)	0.80		(0.24)

Total From Investment Operations	1.06		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.15)
From net realized gains	(0.02)		–

Total Distributions	(0.26)		(0.15)

NET ASSET VALUE, END OF YEAR	$10.60		$9.80

TOTAL RETURN(c) (e) (f)	10.88%		(0.47%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$283		$268
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%	(h)
After waiver	0.36%		0.17%	(h)
Ratio of net investment income to average net assets
Before waiver	1.75%		17.24%	(h)
After waiver	1.76%		17.43%	(h)
Portfolio turnover rate(i)	84%		234%	(d)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$9.84		$10.66	$9.99	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(b)	0.65	0.24	0.13
Capital gain distributions received	0.09	(b)	0.04	0.03	0.01
Net realized and unrealized gain (loss)	0.90		(0.79)	0.74	(0.02)

Total From Investment Operations	1.19		(0.10)	1.01	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.65)	(0.24)	(0.13)
From net realized gains	(0.12)		(0.07)	(0.10)	–

Total Distributions	(0.32)		(0.72)	(0.34)	(0.13)

NET ASSET VALUE, END OF YEAR	$10.71		$9.84	$10.66	$9.99

TOTAL RETURN(c) (e)	12.11%		(0.96%)	10.31%	1.15%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$2,723		$2,227	$1,468	$13
Ratio of expenses to average net assets(f)	0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets	1.92%		1.91%	3.20%	9.52%	(g)
Portfolio turnover rate(h)	22%		78%	90%	1%	(d)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$9.88		$10.71	$9.99		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(b)	0.64	0.20		0.13
Capital gain distributions received	0.09	(b)	0.05	0.03		0.01
Net realized and unrealized gain (loss)	0.91		(0.81)	0.79		(0.02)

Total From Investment Operations	1.19		(0.12)	1.02		0.12

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.64)	(0.20)		(0.13)
From net realized gains	(0.12)		(0.07)	(0.10)		–

Total distributions	(0.31)		(0.71)	(0.30)		(0.13)

NET ASSET VALUE, END OF YEAR	$10.76		$9.88	$10.71		$9.99

TOTAL RETURN(c) (f)	12.03%		(1.08%)	10.33%	(d)	1.15%	(e) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$41,376		$34,165	$16,829		$13
Ratio of expenses to average net assets(g)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(h)
After waiver	N/A		N/A	0.22%		0.12%	(h)
Ratio of net investment income to average net assets	1.79%		1.91%
Before waiver	N/A		N/A	4.04%		9.43%	(h)
After waiver	N/A		N/A	4.04%		9.52%	(h)
Portfolio turnover rate(i)	22%		78%	90%		1%	(e)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(b)	0.72
Capital gain distributions received	0.07	(b)	0.04
Net realized and unrealized gain (loss)	0.85		(1.03)

Total From Investment Operations	1.06		(0.27)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.72)
From net realized gains	(0.12)		–

Total Distributions	(0.28)		(0.72)

NET ASSET VALUE, END OF YEAR	$9.79		$9.01

TOTAL RETURN(c) (e) (f)	11.83%		(2.67%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$198		$132
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%	(h)
After waiver	0.35%		0.32%	(h)
Ratio of net investment income to average net assets
Before waiver	1.45%		2.47%	(h)
After waiver	1.48%		2.52%	(h)
Portfolio turnover rate(i)	22%		78%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$9.51		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(b)	0.12
Capital gain distributions received	0.10	(b)	0.05
Net realized and unrealized gain (loss)	0.98		(0.54)

Total From Investment Operations	1.27		(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.12)
From net realized gains	(0.02)		–

Total Distributions	(0.21)		(0.12)

NET ASSET VALUE, END OF YEAR	$10.57		$9.51

TOTAL RETURN(c) (e)	13.50%		(3.76%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$1,354		$29
Ratio of expenses to average net assets(f)	0.12%		0.12%	(g)
Ratio of net investment income to average net assets	1.86%		2.83%	(g)
Portfolio turnover rate(h)	12%		10%	(d)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$9.49		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.24	(b)	0.13
Capital gain distributions received	0.13	(b)	0.04
Net realized and unrealized gain (loss)	0.89		(0.55)

Total From Investment Operations	1.26		(0.38)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.13)
From net realized gains	(0.02)		–

Total distributions	(0.18)		(0.13)

NET ASSET VALUE, END OF YEAR	$10.57		$9.49

TOTAL RETURN(c) (d) (f)	13.39%		(3.77%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$3,195		$877
Ratio of expenses to average net assets(g)
Before waiver	0.22%		0.22%	(h)
After waiver	0.22%		0.19%	(h)
Ratio of net investment income to average net assets
Before waiver	2.33%		7.80%	(h)
After waiver	2.33%		7.82%	(h)
Portfolio turnover rate(i)	12%		10%	(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.35	(b)	0.09
Capital gain distributions received	0.22	(b)	0.05
Net realized and unrealized gain (loss)	0.71		(0.51)

Total From Investment Operations	1.28		(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.09)
From net realized gains	(0.02)		–

Total Distributions	(0.21)		(0.09)

NET ASSET VALUE, END OF YEAR	$10.61		$9.54

TOTAL RETURN(c) (e) (f)	13.49%		(3.75%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$104		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%	(h)
After waiver	0.28%		0.12%	(h)
Ratio of net investment income to average net assets
Before waiver	3.22%		1.56%	(h)
After waiver	3.31%		1.81%	(h)
Portfolio turnover rate(i)	12%		10%	(d)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$9.64		$10.80	$10.01	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(b)	0.78	0.22	0.14
Capital gain distributions received	0.10	(b)	0.05	0.01	0.01
Net realized and unrealized gain (loss)	1.10		(1.16)	0.90	–

Total From Investment Operations	1.40		(0.33)	1.13	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.77)	(0.23)	(0.14)
From net realized gains	(0.09)		(0.06)	(0.11)	–

Total Distributions	(0.28)		(0.83)	(0.34)	(0.14)

NET ASSET VALUE, END OF YEAR	$10.76		$9.64	$10.80	$10.01

TOTAL RETURN(c) (e)	14.61%		(3.10%)	11.36%	1.51%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$1,455		$1,059	$843	$13
Ratio of expenses to average net assets(f)	0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets	1.90%		1.73%	3.34%	10.78%	(g)
Portfolio turnover rate(h)	14%		89%	75%	1%	(d)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$9.67		$10.83	$10.01		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(b)	0.76	0.19		0.14
Capital gain distributions received	0.10	(b)	0.05	0.01		0.01
Net realized and unrealized gain (loss)	1.11		(1.15)	0.92		–

Total From Investment Operations	1.39		(0.34)	1.12		0.15

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.76)	(0.19)		(0.14)
From net realized gains	(0.09)		(0.06)	(0.11)		–

Total distributions	(0.26)		(0.82)	(0.30)		(0.14)

NET ASSET VALUE, END OF YEAR	$10.80		$9.67	$10.83		$10.01

TOTAL RETURN(c) (f)	14.51%		(3.14%)	11.32%	(d)	1.51%	(e) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$24,082		$19,711	$8,615		$13
Ratio of expenses to average net assets(g)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(h)
After waiver	N/A		N/A	0.22%		0.12%	(h)
Ratio of net investment income to average net assets	1.71%		1.76%
Before waiver	N/A		N/A	3.99%		10.70%	(h)
After waiver	N/A		N/A	3.99%		10.78%	(h)
Portfolio turnover rate(i)	14%		89%	75%		1%	(e)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.80
Capital gain distributions received	0.12	(b)	0.05
Net realized and unrealized gain (loss)	0.91		(1.34)

Total From Investment Operations	1.25		(0.49)

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.80)
From net realized gains	(0.09)		–

Total Distributions	(0.27)		(0.80)

NET ASSET VALUE, END OF YEAR	$9.69		$8.71

TOTAL RETURN(c) (e) (f)	14.44%		(4.84%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$45		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%	(h)
After waiver	0.26%		0.12%	(h)
Ratio of net investment income to average net assets
Before waiver	2.20%		1.50%	(h)
After waiver	2.31%		1.73%	(h)
Portfolio turnover rate(i)	14%		89%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$9.35		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.41	(b)	0.11
Capital gain distributions received	0.20	(b)	0.06
Net realized and unrealized gain (loss)	0.81		(0.71)

Total From Investment Operations	1.42		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.11)
From net realized gains	(0.05)		–

Total Distributions	(0.26)		(0.11)

NET ASSET VALUE, END OF YEAR	$10.51		$9.35

TOTAL RETURN(c) (e)	15.28%		(5.40%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$108		$12
Ratio of expenses to average net assets(f)	0.12%		0.12%	(g)
Ratio of net investment income to average net assets	3.97%		1.69%	(g)
Portfolio turnover rate(h)	15%		9%	(d)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$9.31		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.15
Capital gain distributions received	0.12	(b)	0.05
Net realized and unrealized gain (loss)	1.06		(0.74)

Total From Investment Operations	1.40		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.15)
From net realized gains	(0.05)		–

Total distributions	(0.23)		(0.15)

NET ASSET VALUE, END OF YEAR	$10.48		$9.31

TOTAL RETURN(c) (d) (f)	15.14%		(5.43%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$2,235		$858
Ratio of expenses to average net assets(g)
Before waiver	0.22%		0.22%	(h)
After waiver	0.22%		0.21%	(h)
Ratio of net investment income to average net assets
Before waiver	2.18%		6.06%	(h)
After waiver	2.18%		6.07%	(h)
Portfolio turnover rate(i)	15%		9%	(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.35		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(b)	0.11
Capital gain distributions received	0.09	(b)	0.06
Net realized and unrealized gain (loss)	1.15		(0.71)

Total From Investment Operations	1.42		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.11)
From net realized gains	(0.05)		–

Total Distributions	(0.22)		(0.11)

NET ASSET VALUE, END OF YEAR	$10.55		$9.35

TOTAL RETURN(c) (d) (f)	15.31%		(5.40%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%	(h)
After waiver	0.12%		0.12%	(h)
Ratio of net investment income to average net assets
Before waiver	1.49%		1.44%	(h)
After waiver	1.74%		1.69%	(h)
Portfolio turnover rate(i)	15%		9%	(e)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$9.60		$10.85	$10.01	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(b)	0.77	0.21	0.15
Capital gain distributions received	0.10	(b)	0.06	0.01	–
Net realized and unrealized gain (loss)	1.20		(1.26)	0.92	0.01

Total From Investment Operations	1.49		(0.43)	1.14	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.76)	(0.22)	(0.15)
From net realized gains	(0.12)		(0.06)	(0.08)	–

Total Distributions	(0.30)		(0.82)	(0.30)	(0.15)

NET ASSET VALUE, END OF YEAR	$10.79		$9.60	$10.85	$10.01

TOTAL RETURN(c) (e)	15.59%		(3.96%)	11.41%	1.60%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$2,357		$1,784	$1,629	$13
Ratio of expenses to average net assets(f)	0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets	1.82%		1.63%	3.37%	11.44%	(g)
Portfolio turnover rate(h)	13%		76%	64%	1%	(d)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010		2009(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$9.61		$10.88	$10.01		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(b)	0.76	0.19		0.15
Capital gain distributions received	0.10	(b)	0.06	0.01		–
Net realized and unrealized gain (loss)	1.20		(1.27)	0.94		0.01

Total From Investment Operations	1.48		(0.45)	1.14		0.16

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.76)	(0.19)		(0.15)
From net realized gains	(0.12)		(0.06)	(0.08)		–

Total distributions	(0.29)		(0.82)	(0.27)		(0.15)

NET ASSET VALUE, END OF YEAR	$10.80		$9.61	$10.88		$10.01

TOTAL RETURN(c) (f)	15.46%		(4.11%)	11.43%	(d)	1.60%	(e) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$10,464		$7,986	$2,632		$13
Ratio of expenses to average net assets(g)	0.22%		0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(h)
After waiver	N/A		N/A	0.22%		0.12%	(h)
Ratio of net investment income to average net assets	1.74%		1.84%
Before waiver	N/A		N/A	4.10%		11.35%
After waiver	N/A		N/A	4.10%		11.44%	(h)
Portfolio turnover rate(i)	13%		76%	64%		1%	(e)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.62		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(b)	0.80
Capital gain distributions received	0.08	(b)	0.05
Net realized and unrealized gain (loss)	1.09		(1.42)

Total From Investment Operations	1.33		(0.57)

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.80)
From net realized gains	(0.12)		(0.01)

Total Distributions	(0.30)		(0.81)

NET ASSET VALUE, END OF YEAR	$9.65		$8.62

TOTAL RETURN(c) (e) (f)	15.49%		(5.73%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%	(h)
After waiver	0.12%		0.12%	(h)
Ratio of net investment income to average net assets
Before waiver	1.50%		1.43%	(h)
After waiver	1.75%		1.68%	(h)
Portfolio turnover rate(i)	13%		76%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$9.23		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.16
Capital gain distributions received	0.11	(b)	0.06
Net realized and unrealized gain (loss)	1.12		(0.83)

Total From Investment Operations	1.44		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.16)
From net realized gains	(0.07)		–

Total Distributions	(0.26)		(0.16)

NET ASSET VALUE, END OF YEAR	$10.41		$9.23

TOTAL RETURN(c) (e)	15.67%		(6.07%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$47		$12
Ratio of expenses to average net assets(f)	0.12%		0.12%	(g)
Ratio of net investment income to average net assets	2.06%		1.67%	(g)
Portfolio turnover rate(h)	22%		25%	(d)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$9.19		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.23	(b)	0.19
Capital gain distributions received	0.13	(b)	0.05
Net realized and unrealized gain (loss)	1.07		(0.86)

Total From Investment Operations	1.43		(0.62)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.19)
From net realized gains	(0.07)		–

Total distributions	(0.24)		(0.19)

NET ASSET VALUE, END OF YEAR	$10.38		$9.19

TOTAL RETURN(c) (d) (f)	15.62%		(6.19%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$298		$75
Ratio of expenses to average net assets(g)
Before waiver	0.22%		0.22%	(h)
After waiver	0.21%		0.18%	(h)
Ratio of net investment income to average net assets
Before waiver	2.31%		4.16%	(h)
After waiver	2.32%		4.21%	(h)
Portfolio turnover rate(i)	22%		25%	(e)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.23		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(b)	0.16
Capital gain distributions received	0.09	(b)	0.06
Net realized and unrealized gain (loss)	1.16		(0.83)

Total From Investment Operations	1.43		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.16)
From net realized gains	(0.07)		–

Total Distributions	(0.23)		(0.16)

NET ASSET VALUE, END OF YEAR	$10.43		$9.23

TOTAL RETURN(c) (e) (f)	15.61%		(6.07%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%	(h)
After waiver	0.12%		0.12%	(h)
Ratio of net investment income to average net assets
Before waiver	1.50%		1.42%	(h)
After waiver	1.75%		1.67%	(h)
Portfolio turnover rate(i)	22%		25%	(d)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$9.52		$10.83	$9.99	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.23	(b)	0.80	0.20	0.16
Capital gain distributions received	0.12	(b)	0.06	0.01	–
Net realized and unrealized gain (loss)	1.14		(1.33)	0.90	(0.01)

Total From Investment Operations	1.49		(0.47)	1.11	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.82)	(0.18)	(0.16)
From net realized gains	(0.06)		(0.02)	(0.09)	–

Total Distributions	(0.24)		(0.84)	(0.27)	(0.16)

NET ASSET VALUE, END OF YEAR	$10.77		$9.52	$10.83	$9.99

TOTAL RETURN(c) (e)	15.73%		(4.42%)	11.22%	1.48%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$274		$44	$23	$13
Ratio of expenses to average net assets(f)	0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets	2.25%		2.13%	2.53%	12.02%	(g)
Portfolio turnover rate(h)	18%		121%	65%	1%	(d)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011		2010		2009(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$9.51		$10.82		$9.99		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.80		0.20		0.16
Capital gain distributions received	0.12	(b)	0.06		0.01		–
Net realized and unrealized gain (loss)	1.14		(1.35)		0.91		(0.01)

Total From Investment Operations	1.48		(0.49)		1.12		0.15

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.80)		(0.20)		(0.16)
From net realized gains	(0.06)		(0.02)		(0.09)		–

Total distributions	(0.23)		(0.82)		(0.29)		(0.16)

NET ASSET VALUE, END OF YEAR	$10.76		$9.51		$10.82		$9.99

TOTAL RETURN(c) (f)	15.63%		(4.59%)	(d)	11.25%	(d)	1.48%	(e) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$1,109		$399		$214		$13
Ratio of expenses to average net assets(g)	0.22%
Before waiver	N/A		0.22%		0.22%		0.22%	(h)
After waiver	N/A		0.22%		0.20%		0.12%	(h)
Ratio of net investment income to average net assets	2.17%
Before waiver	N/A		1.76%		4.68%		11.93%	(h)
After waiver	N/A		1.76%		4.70%		12.02%	(h)
Portfolio turnover rate(i)	18%		121%		65%		1%	(e)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.56		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(b)	0.81
Capital gain distributions received	0.08	(b)	0.05
Net realized and unrealized gain (loss)	1.11		(1.49)

Total From Investment Operations	1.35		(0.63)

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.81)
From net realized gains	(0.06)		–

Total Distributions	(0.24)		(0.81)

NET ASSET VALUE, END OF YEAR	$9.67		$8.56

TOTAL RETURN(c) (f)	15.78%		(6.33%)	(d) (e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$14		$12
Ratio of expenses to average net assets(g)	0.12%
Before waiver	N/A		0.37%	(h)
After waiver	N/A		0.12%	(h)
Ratio of net investment income to average net assets	1.77%
Before waiver	N/A		1.42%	(h)
After waiver	N/A		1.67%	(h)
Portfolio turnover rate(i)	18%		121%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(g)	Does not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds.

Effective September 24, 2012, the Maxim SecureFoundation® Lifetime 2015 Portfolio, the Maxim SecureFoundation® Lifetime 2020 Portfolio, the Maxim SecureFoundation® Lifetime 2025 Portfolio, the Maxim SecureFoundation® Lifetime 2030 Portfolio, the Maxim SecureFoundation® Lifetime 2035 Portfolio, the Maxim SecureFoundation® Lifetime 2040 Portfolio, the Maxim SecureFoundation® Lifetime 2045 Portfolio, the Maxim SecureFoundation® Lifetime 2050 Portfolio, and the Maxim SecureFoundation® Lifetime 2055 Portfolio names changed to Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund and the Great-West SecureFoundation® Lifetime 2055 Fund.

The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Each of the Funds offer three share classes, referred to as Class G, Class G1, and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves, therefore the Guarantee does not guarantee the investment performance of the Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

  Annual Report - December 31, 2012

Net Asset Value

The net asset value of each class of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of each Fund by the number of issued and outstanding shares of each class of each Fund on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A.

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2012, the inputs used to value each Fund’s investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Great-West SecureFoundation® Lifetime 2015 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$20,954,558	$—	$—	$20,954,558
Equity Mutual Funds	31,692,734	—	—	31,692,734
Fixed Interest Contract	—	—	2,743,320	2,743,320

Total Investments	$52,647,292	$0	$2,743,320	$55,390,612

Great-West SecureFoundation® Lifetime 2020 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,978,570	$—	$—	$1,978,570
Equity Mutual Funds	2,989,369	—	—	2,989,369
Fixed Interest Contract	—	—	259,791	259,791

Total Investments	$4,967,939	$0	$259,791	$5,227,730

  Annual Report - December 31, 2012

Great-West SecureFoundation® Lifetime 2025 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$14,480,289	$—	$—	$14,480,289
Equity Mutual Funds	28,242,677	—	—	28,242,677
Fixed Interest Contract	—	—	1,582,405	1,582,405

Total Investments	$42,722,966	$0	$1,582,405	$44,305,371

Great-West SecureFoundation® Lifetime 2030 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,070,602	$—	$—	$1,070,602
Equity Mutual Funds	3,498,610	—	—	3,498,610
Fixed Interest Contract	—	—	83,345	83,345

Total Investments	$4,569,212	$0	$83,345	$4,652,557

Great-West SecureFoundation® Lifetime 2035 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,801,888	$—	$—	$3,801,888
Equity Mutual Funds	21,606,122	—	—	21,606,122
Fixed Interest Contract	—	—	178,538	178,538

Total Investments	$25,408,010	$0	$178,538	$25,586,548

Great-West SecureFoundation® Lifetime 2040 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$240,780	$—	$—	$240,780
Equity Mutual Funds	2,110,977	—	—	2,110,977
Fixed Interest Contract	—	—	4,643	4,643

Total Investments	$2,351,757	$0	$4,643	$2,356,400

Great-West SecureFoundation® Lifetime 2045 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,134,129	$—	$—	$1,134,129
Equity Mutual Funds	11,703,132	—	—	11,703,132

Total Investments	$12,837,261	$0	$0	$12,837,261

Great-West SecureFoundation® Lifetime 2050 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$29,105	$—	$—	$29,105
Equity Mutual Funds	329,812	—	—	329,812

Total Investments	$358,917	$0	$0	$358,917

  Annual Report - December 31, 2012

Great-West SecureFoundation® Lifetime 2055 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$111,391	$—	$—	$111,391
Equity Mutual Funds	1,285,415	—	—	1,285,415

Total Investments	$1,396,806	$0	$0	$1,396,806

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2012:

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
Beginning Balance, January 1, 2012	$2,618,730	$ 48,037	$1,291,044
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	44,515	2,540	24,812
Purchases	1,024,544	349,233	592,515
Sales	(944,469)	(140,019)	(325,966)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, December 31, 2012	$2,743,320	$259,791	$1,582,405

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
Beginning Balance, January 1, 2012	$15,220	$135,140	$1,235
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	649	2,617	42
Purchases	73,002	78,605	3,970
Sales	(5,526)	(37,824)	(604)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, December 31, 2012	$83,345	$178,538	$4,643

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2012, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

  Annual Report - December 31, 2012

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012 for the Great-West SecureFoundation® 2015, 2025, 2035, 2045, and 2055 Funds and 2011 through 2012 for the Great-West SecureFoundation® 2020, 2030, 2040, and 2050 Funds. The statute of limitations on each Fund’s Colorado tax returns remain open for an additional year.

  Annual Report - December 31, 2012

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Funds adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Funds or the results of their operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and Great-West Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the year ended December 31, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

  Annual Report - December 31, 2012

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2012, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

  Annual Report - December 31, 2012

Great-West SecureFoundation® Lifetime 2015 Fund
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West Bond Index Fund Initial Class	1,506,438	$16,977,572	$9,214,184	$5,082,343	$215,790	$468,469	$20,954,558
Great-West International Index Fund Initial Class	795,502	6,853,136	2,285,448	2,838,397	(309,580)	149,707	7,660,682
Great-West Life & Annuity Contract	2,743,320	2,618,730	1,024,544	944,469	—	44,515	2,743,320
Great-West S&P 500® Index Fund Initial Class	1,062,970	11,743,065	3,872,993	3,253,149	223,857	205,203	13,552,867
Great-West S&P Mid Cap 400® Index Fund Initial Class	527,706	5,032,354	1,728,970	1,784,869	(99,976)	83,381	5,788,935
Great-West S&P Small Cap 600® Index Fund Initial Class	359,153	3,192,086	1,312,918	1,360,461	28,947	52,906	3,469,419

					$59,038	$1,004,181	$54,169,781

Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West Bond Index Fund Initial Class	142,241	$312,657	$2,493,029	$815,010	$4,881	$31,672	$1,978,570
Great-West International Index Fund Initial Class	75,124	125,517	913,694	358,857	3,326	11,904	723,439
Great-West Life & Annuity Contract	259,791	48,037	349,233	140,019	—	2,540	259,791
Great-West S&P 500® Index Fund Initial Class	100,049	215,331	1,596,903	550,772	30,926	14,587	1,275,628
Great-West S&P Mid Cap 400® Index Fund Initial Class	49,751	92,123	679,659	241,295	8,990	6,060	545,766
Great-West S&P Small Cap 600® Index Fund Initial Class	34,014	58,143	435,521	172,385	4,016	3,843	328,580

					$52,139	$70,606	$5,111,774

Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West Bond Index Fund Initial Class	1,040,999	$11,466,201	$6,342,481	$3,245,714	$149,304	$338,225	$14,480,289
Great-West International Index Fund Initial Class	718,387	5,985,241	1,807,040	2,066,573	(209,344)	135,836	6,918,063
Great-West Life & Annuity Contract	1,582,405	1,291,044	592,515	325,966	—	24,812	1,582,405
Great-West S&P 500® Index Fund Initial Class	925,174	9,745,270	2,507,908	1,543,150	160,656	183,220	11,795,972
Great-West S&P Mid Cap 400® Index Fund Initial Class	461,849	4,174,354	1,076,886	840,272	(36,786)	74,766	5,066,479
Great-West S&P Small Cap 600® Index Fund Initial Class	333,291	2,838,354	903,892	782,258	67,251	50,177	3,219,596

					$131,081	$807,036	$43,062,804

  Annual Report - December 31, 2012

Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West Bond Index Fund Initial Class	76,967	$201,384	$957,659	$83,512	$1,998	$14,902	$1,070,602
Great-West International Index Fund Initial Class	91,880	182,562	708,582	62,122	(696)	13,147	884,800
Great-West Life & Annuity Contract	83,345	15,220	73,002	5,526	—	649	83,345
Great-West S&P 500® Index Fund Initial Class	110,376	275,196	1,140,626	44,659	4,048	13,817	1,407,299
Great-West S&P Mid Cap 400® Index Fund Initial Class	55,196	117,616	480,651	17,527	1,246	5,845	605,503
Great-West S&P Small Cap 600® Index Fund Initial Class	42,772	89,841	352,992	38,064	4,460	4,227	413,177

					$11,056	$52,587	$4,464,726

Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West Bond Index Fund Initial Class	273,320	$3,037,908	$1,666,185	$869,062	$49,323	$88,207	$3,801,888
Great-West International Index Fund Initial Class	581,759	4,663,927	1,052,593	973,558	(99,344)	109,754	5,602,338
Great-West Life & Annuity Contract	178,538	135,140	78,605	37,824	—	2,617	178,538
Great-West S&P 500® Index Fund Initial Class	656,800	6,673,693	1,379,370	466,841	33,312	127,215	8,374,196
Great-West S&P Mid Cap 400® Index Fund Initial Class	326,194	2,858,969	614,939	334,093	(20,672)	51,697	3,578,350
Great-West S&P Small Cap 600® Index Fund Initial Class	274,608	2,303,968	603,939	489,359	23,130	40,775	2,652,713

					$ (14,251)	$420,265	$24,188,023

Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West Bond Index Fund Initial Class	17,310	$91,993	$189,539	$39,335	$1,037	$4,474	$240,780
Great-West International Index Fund Initial Class	58,034	213,246	349,287	50,059	3,090	10,541	558,870
Great-West Life & Annuity Contract	4,643	1,235	3,970	604	—	42	4,643
Great-West S&P 500® Index Fund Initial Class	61,783	286,552	518,497	45,395	7,898	10,047	787,732
Great-West S&P Mid Cap 400® Index Fund Initial Class	30,751	122,845	217,817	21,003	3,632	4,159	337,342
Great-West S&P Small Cap 600® Index Fund Initial Class	27,997	106,647	189,534	32,769	5,679	3,553	270,448

					$21,336	$32,816	$2,199,815

  Annual Report - December 31, 2012

Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2012
Great-West Bond Index Fund Initial Class	81,533	$865,319	$510,718	$233,168	$12,848	$25,811	$1,134,129
Great-West International Index Fund Initial Class	328,432	2,438,072	730,366	466,957	(46,926)	61,870	3,162,803
Great-West S&P 500® Index Fund Initial Class	329,490	3,115,474	963,080	242,738	23,696	62,469	4,200,996
Great-West S&P Mid Cap 400® Index Fund Initial Class	164,022	1,335,204	392,193	134,927	(6,515)	25,499	1,799,315
Great-West S&P Small Cap 600® Index Fund Initial Class	157,661	1,255,703	385,583	236,864	25,136	23,125	1,523,009

					$8,239	$198,774	$11,820,252

Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2012
Great-West Bond Index Fund Initial Class	2,092	$8,111	$25,831	$4,591	$201	$511	$29,105
Great-West International Index Fund Initial Class	9,364	24,982	68,981	12,879	(688)	1,633	90,170
Great-West S&P 500® Index Fund Initial Class	8,964	30,117	90,598	10,592	1,072	1,441	114,287
Great-West S&P Mid Cap 400® Index Fund Initial Class	4,456	12,903	38,394	5,504	57	603	48,884
Great-West S&P Small Cap 600® Index Fund Initial Class	4,576	12,953	37,317	7,497	880	578	44,207

					$1,522	$4,766	$326,653

Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2012
Great-West Bond Index Fund Initial Class	8,008	$36,382	$95,939	$19,895	$943	$2,277	$111,391
Great-West International Index Fund Initial Class	37,079	116,982	244,861	51,997	(5,968)	6,981	357,069
Great-West S&P 500® Index Fund Initial Class	33,369	134,173	301,718	36,063	1,634	6,154	425,459
Great-West S&P Mid Cap 400® Index Fund Initial Class	16,660	57,469	127,120	17,374	(767)	2,522	182,764
Great-West S&P Small Cap 600® Index Fund Initial Class	18,131	62,125	134,091	32,581	293	2,609	175,145

					$ (3,865)	$20,543	$1,251,828

  Annual Report - December 31, 2012

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$ 19,917,892	$ 15,690,479
Great-West SecureFoundation® Lifetime 2020 Fund	6,609,322	2,378,812
Great-West SecureFoundation® Lifetime 2025 Fund	13,616,074	9,280,726
Great-West SecureFoundation® Lifetime 2030 Fund	3,866,959	275,430
Great-West SecureFoundation® Lifetime 2035 Fund	5,695,104	3,354,709
Great-West SecureFoundation® Lifetime 2040 Fund	1,569,214	226,569
Great-West SecureFoundation® Lifetime 2045 Fund	3,252,410	1,483,880
Great-West SecureFoundation® Lifetime 2050 Fund	286,577	47,527
Great-West SecureFoundation® Lifetime 2055 Fund	1,010,413	178,924

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Great-West SecureFoundation® Lifetime 2015 Fund	$ 54,128,849	$ 1,592,164	$ (330,401)	$ 1,261,763
Great-West SecureFoundation® Lifetime 2020 Fund	5,187,453	62,183	(21,906)	40,277
Great-West SecureFoundation® Lifetime 2025 Fund	43,272,609	1,344,170	(311,408)	1,032,762
Great-West SecureFoundation® Lifetime 2030 Fund	4,531,715	136,588	(15,746)	120,842
Great-West SecureFoundation® Lifetime 2035 Fund	24,857,593	1,000,160	(271,205)	728,955
Great-West SecureFoundation® Lifetime 2040 Fund	2,248,369	119,844	(11,813)	108,031
Great-West SecureFoundation® Lifetime 2045 Fund	12,436,748	557,840	(157,327)	400,513
Great-West SecureFoundation® Lifetime 2050 Fund	343,120	16,567	(770)	15,797
Great-West SecureFoundation® Lifetime 2055 Fund	1,334,136	68,064	(5,394)	62,670

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

For the year ended, December 31, 2012, each Fund reclassified permanent book and tax differences of:

	Paid-in Capital	Undistributed (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$ –	$ 22,390	$ (22,390)
Great-West SecureFoundation® Lifetime 2020 Fund	–	63,961	(63,961)
Great-West SecureFoundation® Lifetime 2025 Fund	–	–	–
Great-West SecureFoundation® Lifetime 2030 Fund	–	12,133	(12,133)
Great-West SecureFoundation® Lifetime 2035 Fund	–	27	(27)
Great-West SecureFoundation® Lifetime 2040 Fund	–	3,974	(3,974)
Great-West SecureFoundation® Lifetime 2045 Fund	–	28	(28)
Great-West SecureFoundation® Lifetime 2050 Fund	–	365	(365)
Great-West SecureFoundation® Lifetime 2055 Fund	(4)	4	–

  Annual Report - December 31, 2012

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Great-West SecureFoundation® Lifetime 2015 Fund
Distributions paid from:
Ordinary income	$947,807	$2,917,425
Long-term capital gain	597,911	147,271

	$1,545,718	$3,064,696

	2012	2011
Great-West SecureFoundation® Lifetime 2020 Fund
Distributions paid from:
Ordinary income	$130,595	$8,693
Long-term capital gain	6,225	15

	$136,820	$8,708

	2012	2011
Great-West SecureFoundation® Lifetime 2025 Fund
Distributions paid from:
Ordinary income	$745,617	$2,263,049
Long-term capital gain	465,508	82,026

	$1,211,125	$2,345,075

	2012	2011
Great-West SecureFoundation® Lifetime 2030 Fund
Distributions paid from:
Ordinary income	$63,144	$9,059
Long-term capital gain	7,527	18

	$70,671	$9,077

	2012	2011
Great-West SecureFoundation® Lifetime 2035 Fund
Distributions paid from:
Ordinary income	$400,866	$1,495,465
Long-term capital gain	212,888	28,028

	$613,754	$1,523,493

	2012	2011
Great-West SecureFoundation® Lifetime 2040 Fund
Distributions paid from:
Ordinary income	$37,072	$10,984
Long-term capital gain	9,668	21

	$46,740	$11,005

	2012	2011
Great-West SecureFoundation® Lifetime 2045 Fund
Distributions paid from:
Ordinary income	$198,500	$725,009
Long-term capital gain	132,468	18,638

	$330,968	$743,647

  Annual Report - December 31, 2012

	2012	2011
Great-West SecureFoundation® Lifetime 2050 Fund
Distributions paid from:
Ordinary income	$5,355	$1,748
Long-term capital gain	2,297	21

	$7,652	$1,769

	2012	2011
Great-West SecureFoundation® Lifetime 2055 Fund
Distributions paid from:
Ordinary income	$21,758	$32,599
Long-term capital gain	7,038	2,811

	$28,796	$35,410

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Great-West SecureFoundation® Lifetime 2015 Fund
Undistributed ordinary income	$388
Undistributed capital gains	429,513

Net accumulated earnings	429,901

Net unrealized appreciation on investments	1,261,763
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$1,691,664

Great-West SecureFoundation® Lifetime 2020 Fund
Undistributed ordinary income	$8,413
Undistributed capital gains	31,537

Net accumulated earnings	39,950

Net unrealized appreciation on investments	40,277
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$80,227

Great-West SecureFoundation® Lifetime 2025 Fund
Undistributed ordinary income	$194
Undistributed capital gains	365,348

Net accumulated earnings	365,542

Net unrealized appreciation on investments	1,032,762
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$1,398,304

Great-West SecureFoundation® Lifetime 2030 Fund
Undistributed ordinary income	$336
Undistributed capital gains	27,335

Net accumulated earnings	27,671

Net unrealized appreciation on investments	120,842
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$148,513

  Annual Report - December 31, 2012

Great-West SecureFoundation® Lifetime 2035 Fund
Undistributed ordinary income	$–
Undistributed capital gains	186,866

Net accumulated earnings	186,866

Net unrealized appreciation on investments	728,955
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$915,821

Great-West SecureFoundation® Lifetime 2040 Fund
Undistributed ordinary income	$4
Undistributed capital gains	33,384

Net accumulated earnings	33,388

Net unrealized appreciation on investments	108,031
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$141,419

Great-West SecureFoundation® Lifetime 2045 Fund
Undistributed ordinary income	$–
Undistributed capital gains	97,059

Net accumulated earnings	97,059

Net unrealized appreciation on investments	400,513
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$497,572

Great-West SecureFoundation® Lifetime 2050 Fund
Undistributed ordinary income	$3
Undistributed capital gains	3,450

Net accumulated earnings	3,453

Net unrealized appreciation on investments	15,797
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$19,250

Great-West SecureFoundation® Lifetime 2055 Fund
Undistributed ordinary income	$–
Undistributed capital gains	9,781

Net accumulated earnings	9,781

Net unrealized appreciation on investments	62,670
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$72,451

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

  Annual Report - December 31, 2012

6. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West SecureFoundation® Lifetime 2015 Fund	$ 11,779	$ 208,630
Great-West SecureFoundation® Lifetime 2020 Fund	1,110	19,712
Great-West SecureFoundation® Lifetime 2025 Fund	10,824	191,013
Great-West SecureFoundation® Lifetime 2030 Fund	1,432	24,967
Great-West SecureFoundation® Lifetime 2035 Fund	9,370	162,032
Great-West SecureFoundation® Lifetime 2040 Fund	964	16,488
Great-West SecureFoundation® Lifetime 2045 Fund	5,654	95,740
Great-West SecureFoundation® Lifetime 2050 Fund	166	2,788
Great-West SecureFoundation® Lifetime 2055 Fund	685	11,370

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West SecureFoundation® Lifetime 2015 Fund	33%
Great-West SecureFoundation® Lifetime 2020 Fund	17%
Great-West SecureFoundation® Lifetime 2025 Fund	38%
Great-West SecureFoundation® Lifetime 2030 Fund	35%
Great-West SecureFoundation® Lifetime 2035 Fund	50%
Great-West SecureFoundation® Lifetime 2040 Fund	44%
Great-West SecureFoundation® Lifetime 2045 Fund	51%
Great-West SecureFoundation® Lifetime 2050 Fund	45%
Great-West SecureFoundation® Lifetime 2055 Fund	47%

  Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West SecureFoundation® Lifetime 2015 Fund (formerly, Maxim SecureFoundationSM Lifetime 2015 Portfolio), Great-West SecureFoundation® Lifetime 2020 Fund (formerly, Maxim SecureFoundationSM Lifetime 2020 Portfolio), Great-West SecureFoundation® Lifetime 2025 Fund (formerly, Maxim SecureFoundationSM Lifetime 2025 Portfolio), Great-West SecureFoundation® Lifetime 2030 Fund (formerly, Maxim SecureFoundationSM Lifetime 2030 Portfolio), Great-West SecureFoundation® Lifetime 2035 Fund (formerly, Maxim SecureFoundationSM Lifetime 2035 Portfolio), Great-West SecureFoundation® Lifetime 2040 Fund (formerly, Maxim SecureFoundationSM Lifetime 2040 Portfolio), Great-West SecureFoundation® Lifetime 2045 Fund (Maxim SecureFoundationSM Lifetime 2045 Portfolio), Great-West SecureFoundation® Lifetime 2050 Fund (formerly, Maxim SecureFoundationSM Lifetime 2050 Portfolio), and Great-West SecureFoundation® Lifetime 2055 Fund (formerly, Maxim SecureFoundationSM Lifetime 2055 Portfolio), each a fund of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with transfer agent and mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds as of December 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Road, Greenwood Village, CO 80111 1943
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation,	64	N/A

1961			and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer,

Chief Legal Counsel,

Financial Services, Great-West

Life & Annuity Insurance

Company and Great-West Life &

Annuity Insurance Company of

New York; Chief Compliance

Officer, U.S. Operations, The

Great-West Life Assurance

Company, The Canada Life

Assurance Company, Crown Life

Insurance Company, and London

Life Insurance Company;

Secretary and Chief Compliance

Officer, GWFS Equities, Inc.; Chief

Compliance Officer, Advised

Assets Group, LLC; Chief Legal

Officer and Secretary, FASCore,

LLC; Chief Legal Counsel & Chief

Compliance Officer, Great-West

Capital Management, LLC;

formerly, Secretary, Great-West

Capital Management, LLC and

Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A

Village, CO 80111 1967
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President &

Counsel, Great-West Life &

Annuity Insurance Company;

Assistant Vice President, Counsel

& Secretary, Great-West Capital

Management, LLC; formerly,

Assistant Secretary, Great-West

Capital Management, LLC and

Great-West Funds

				N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment

Operations, Great-West Life &

Annuity Insurance Company and

Great-West Life & Annuity

Insurance Company of New York;

Vice President and Treasurer,

GWFS Equities, Inc. and

Great-West Trust Company, LLC;

Chief Financial Officer &

Treasurer, Great-West Capital

Management, LLC; formerly

Investment Operations

Compliance Officer, Great-West

Capital Management, LLC and

Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group,	N/A	N/A

Village, CO 80111 1962			LLC; Managing Director, Great-West Capital Management, LLC
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)	(1)Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013